Long-Term Debt and Other Financial Liabilities, Huarong Sale and Leaseback (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 10, 2025	Jun. 30, 2025	Jun. 30, 2024
Long-Term Debt and Other Financial Liabilities [Abstract]
Prepayment amount		$ 13,353	$ 17,437
Loss on extinguishment of debt		$ (233)	$ (22)
Huarong Sale and Leaseback - Gloriuship [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Prepayment amount	$ 7,500
Loss on extinguishment of debt	$ (233)